PROVISIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Other provisions	$ 379,400,000	$ 350,400,000
Current portion of provisions	4,800,000	9,000,000
Non-current provisions	374,600,000	341,400,000
Advances	0	900,000
Asset retirement obligations
Disclosure of other provisions [line items]
Other provisions	368,400,000	327,600,000	$ 292,800,000
Current portion of provisions	4,800,000	7,800,000
Non-current provisions	363,600,000	319,800,000
Yatela loss provision
Disclosure of other provisions [line items]
Other provisions	0	13,200,000
Other
Disclosure of other provisions [line items]
Other provisions	$ 11,000,000	$ 9,600,000